COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
2012	$23,170
2013	9,466
Total	$32,636